Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Carrying Value of Long-Term Debt
The carrying value of our long-term debt at December 31, 2012 and 2011 was as follows:

(Millions)	2012	2011
Senior notes, 6.0%, due 2016	$748.5	$748.0
Senior notes, 1.75%, due 2017	248.6	—
Senior notes, 1.5%, due 2017	497.7	—
Senior notes, 6.5%, due 2018	494.8	499.1
Senior notes, 3.95%, due 2020	743.4	742.6
Senior notes, 4.125%, due 2021	494.1	493.4
Senior notes, 2.75%, due 2022	983.4	—
Senior notes, 6.625%, due 2036	769.7	798.7
Senior notes, 6.75%, due 2037	529.5	695.9
Senior notes, 4.5%, due 2042	479.3	—
Senior notes, 4.125%, due 2042	492.3	—
Total long-term debt	$6,481.3	$3,977.7